LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–90.23%
Aerospace & Defense–2.30%
BAE Systems	3,974,469	$ 27,669,958
Huntington Ingalls Industries	37,788	7,778,660
Lockheed Martin	12,907	4,769,137
Raytheon Technologies	54,116	4,181,543
		44,399,298
Auto Components–0.43%
Lear	45,484	8,243,975
		8,243,975
Automobiles–1.58%
†General Motors	528,719	30,380,194
		30,380,194
Banks–10.56%
Bank of America	885,743	34,269,397
Citigroup	690,703	50,248,643
Citizens Financial Group	111,625	4,928,244
Comerica	72,281	5,185,439
Fifth Third Bancorp	111,260	4,166,687
First Horizon National	286,208	4,839,777
FNB	157,276	1,997,405
Huntington Bancshares	325,674	5,119,595
JPMorgan Chase & Co.	119,965	18,262,272
KeyCorp	242,090	4,836,958
People's United Financial	220,732	3,951,103
Regions Financial	191,279	3,951,824
TCF Financial	78,417	3,643,254
Truist Financial	73,603	4,292,527
United Bankshares	63,435	2,447,322
US Bancorp	84,803	4,690,454
Valley National Bancorp	192,134	2,639,921
Wells Fargo & Co.	1,132,063	44,229,702
		203,700,524
Beverages–1.65%
Coca-Cola	332,377	17,519,592
Constellation Brands Class A	62,922	14,346,216
		31,865,808
Biotechnology–0.33%
Gilead Sciences	98,969	6,396,366
		6,396,366
Capital Markets–4.94%
Blackstone Group Class A	116,044	8,648,759
Charles Schwab	393,505	25,648,656
Federated Hermes	42,552	1,331,878
Franklin Resources	135,655	4,015,388
Invesco	152,158	3,837,425
Janus Henderson Group	86,470	2,693,540
Lazard Class A	57,423	2,498,475
Morgan Stanley	343,481	26,674,734
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Raymond James Financial	162,764	$ 19,948,356
		95,297,211
Chemicals–1.72%
CF Industries Holdings	75,069	3,406,631
Corteva	176,661	8,235,936
DuPont de Nemours	54,439	4,207,046
Huntsman	104,440	3,011,005
LyondellBasell Industries Class A	52,123	5,423,398
PPG Industries	58,931	8,854,972
		33,138,988
Communications Equipment–2.44%
Cisco Systems	709,894	36,708,619
Motorola Solutions	55,489	10,434,706
		47,143,325
Consumer Finance–0.87%
American Express	55,549	7,856,851
Capital One Financial	70,427	8,960,427
		16,817,278
Containers & Packaging–0.79%
International Paper	102,945	5,566,236
Packaging Corp. of America	29,446	3,959,898
Sonoco Products	50,977	3,226,844
WestRock	47,266	2,460,196
		15,213,174
Distributors–0.22%
Genuine Parts	36,562	4,226,202
		4,226,202
Diversified Consumer Services–0.11%
H&R Block	94,292	2,055,566
		2,055,566
Diversified Financial Services–1.78%
†Berkshire Hathaway Class B	87,783	22,425,923
Equitable Holdings	365,707	11,929,362
		34,355,285
Diversified Telecommunication Services–3.08%
AT&T	341,618	10,340,777
Lumen Technologies	468,641	6,256,357
Verizon Communications	736,072	42,802,587
		59,399,721
Electric Utilities–5.01%
Alliant Energy	93,984	5,090,174
American Electric Power	116,983	9,908,460
Edison International	296,309	17,363,707
Entergy	63,633	6,329,574
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Eversource Energy	50,361	$ 4,360,759
Exelon	269,367	11,782,113
FirstEnergy	186,930	6,484,602
IDACORP	24,472	2,446,466
NextEra Energy	37,982	2,871,819
NRG Energy	120,140	4,532,882
OGE Energy	97,565	3,157,203
Pinnacle West Capital	53,962	4,389,809
PPL	464,600	13,399,064
Xcel Energy	68,165	4,533,654
		96,650,286
Electrical Equipment–0.43%
Eaton	23,090	3,192,885
Emerson Electric	36,109	3,257,754
†Siemens Energy	52,403	1,881,076
		8,331,715
Electronic Equipment, Instruments & Components–0.25%
CDW	28,580	4,737,135
		4,737,135
Food & Staples Retailing–0.30%
Walgreens Boots Alliance	105,155	5,773,010
		5,773,010
Food Products–0.94%
Danone	187,295	12,848,990
General Mills	86,212	5,286,520
		18,135,510
Gas Utilities–0.20%
New Jersey Resources	49,675	1,980,542
Southwest Gas Holdings	27,722	1,904,779
		3,885,321
Health Care Equipment & Supplies–3.96%
†Alcon	173,342	12,137,516
†Koninklijke Philips	393,039	22,435,127
Medtronic	204,388	24,144,355
Zimmer Biomet Holdings	110,669	17,715,894
		76,432,892
Health Care Providers & Services–4.48%
Anthem	86,558	31,069,994
Cigna	55,513	13,419,713
CVS Health	208,173	15,660,855
Humana	9,278	3,889,801
McKesson	55,503	10,825,305
UnitedHealth Group	31,158	11,592,957
		86,458,625
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.19%
McDonald's	16,474	$ 3,692,482
		3,692,482
Household Durables–1.00%
Garmin	21,165	2,790,605
Leggett & Platt	64,700	2,953,555
Newell Brands	507,648	13,594,814
		19,338,974
Household Products–0.26%
Kimberly-Clark	36,303	5,047,932
		5,047,932
Industrial Conglomerates–2.10%
General Electric	1,769,458	23,232,983
Siemens	104,772	17,201,258
		40,434,241
Insurance–6.36%
Allstate	72,538	8,334,616
American International Group	796,574	36,809,685
Arthur J. Gallagher & Co.	151,014	18,842,017
Cincinnati Financial	33,381	3,441,247
Fidelity National Financial	325,057	13,216,818
First American Financial	34,332	1,944,908
MetLife	355,814	21,629,933
Old Republic International	137,259	2,997,737
Principal Financial Group	89,346	5,357,186
Prudential Financial	79,213	7,216,304
Unum Group	102,869	2,862,844
		122,653,295
IT Services–2.66%
Cognizant Technology Solutions Class A	261,686	20,442,910
International Business Machines	59,257	7,896,588
Visa Class A	83,856	17,754,831
Western Union	211,485	5,215,220
		51,309,549
Machinery–0.15%
Caterpillar	12,126	2,811,656
		2,811,656
Media–2.96%
Comcast Class A	516,573	27,951,765
Fox Class A	501,563	18,111,440
Fox Class B	4,190	146,357
Interpublic Group	190,330	5,557,636
Omnicom Group	73,095	5,419,994
		57,187,192

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.30%
Newmont	95,669	$ 5,765,971
		5,765,971
Multiline Retail–0.18%
Dollar General	16,890	3,422,252
		3,422,252
Multi-Utilities–4.09%
Ameren	97,833	7,959,693
Avista	33,563	1,602,633
Black Hills	30,328	2,025,001
CenterPoint Energy	213,480	4,835,322
CMS Energy	76,449	4,680,208
Dominion Energy	68,587	5,209,868
DTE Energy	40,036	5,330,393
NiSource	513,569	12,382,149
NorthWestern	25,232	1,645,126
Public Service Enterprise Group	378,905	22,813,870
Sempra Energy	41,116	5,451,159
WEC Energy Group	52,307	4,895,412
		78,830,834
Oil, Gas & Consumable Fuels–7.11%
BP	2,556,947	10,386,427
Chevron	63,569	6,661,396
ConocoPhillips	245,058	12,980,722
Enterprise Products Partners	848,725	18,688,925
Equinor	541,569	10,593,114
Exxon Mobil	142,261	7,942,432
HollyFrontier	73,506	2,630,045
Marathon Petroleum	499,557	26,721,304
ONEOK	209,846	10,630,798
Pioneer Natural Resources	109,188	17,341,238
Valero Energy	86,789	6,214,092
Williams	264,832	6,273,870
		137,064,363
Personal Products–1.35%
Unilever ADR	465,366	25,981,384
		25,981,384
Pharmaceuticals–3.96%
AstraZeneca	158,072	15,792,512
Bayer	342,113	21,648,532
Merck & Co.	65,321	5,035,596
Pfizer	181,253	6,566,796
Sanofi	276,697	27,337,657
		76,381,093
Professional Services–0.21%
Leidos Holdings	42,791	4,119,917
		4,119,917
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.64%
Union Pacific	56,025	$ 12,348,470
		12,348,470
Semiconductors & Semiconductor Equipment–0.82%
Applied Materials	36,603	4,890,161
Intel	51,008	3,264,512
NXP Semiconductors	24,565	4,945,917
QUALCOMM	21,170	2,806,930
		15,907,520
Software–1.90%
CDK Global	150,011	8,109,595
Microsoft	51,404	12,119,521
Open Text	159,155	7,593,285
SS&C Technologies Holdings	125,247	8,751,008
		36,573,409
Specialty Retail–1.45%
Lowe's	31,060	5,906,991
Ross Stores	124,020	14,871,238
TJX	108,007	7,144,663
		27,922,892
Technology Hardware, Storage & Peripherals–1.17%
HP	121,854	3,868,865
Samsung Electronics GDR	7,448	13,585,152
Seagate Technology	67,311	5,166,119
		22,620,136
Textiles, Apparel & Luxury Goods–0.17%
Hanesbrands	169,564	3,335,324
		3,335,324
Thrifts & Mortgage Finance–0.16%
New York Community Bancorp	239,462	3,022,010
		3,022,010
Tobacco–2.37%
Altria Group	710,324	36,340,176
British American Tobacco	33,919	1,297,142
Philip Morris International	90,957	8,071,524
		45,708,842
Trading Companies & Distributors–0.30%
Ferguson	12,107	1,446,750
Watsco	16,446	4,288,294
		5,735,044
Total Common Stock (Cost $1,289,279,176)		1,740,252,191

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.85%
Henkel & Co.	145,773	$ 16,387,075
Total Preferred Stock (Cost $12,952,240)		16,387,075

MONEY MARKET FUND–8.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	154,912,706	154,912,706
Total Money Market Fund (Cost $154,912,706)		154,912,706
TOTAL INVESTMENTS–99.11% (Cost $1,457,144,122)	$1,911,551,972
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	17,228,243
NET ASSETS APPLICABLE TO 82,612,132 SHARES OUTSTANDING–100.00%	$1,928,780,215

† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
43	British Pound	$3,703,644	$3,741,670	6/14/21	$—	$(38,026)
42	Euro	6,164,550	6,268,073	6/14/21	—	(103,523)
39	Japanese Yen	4,404,806	4,496,873	6/14/21	—	(92,067)
					—	(233,616)
Equity Contracts:
20	Dow Jones U.S. Real Estate Index	715,800	710,625	6/18/21	5,175	—
14	E-mini MSCI Emerging Markets Index	925,750	930,818	6/18/21	—	(5,068)
9	E-mini Russell 2000 Index	1,000,125	1,022,895	6/18/21	—	(22,770)
230	E-mini S&P 500 Index	45,625,100	44,716,537	6/18/21	908,563	—
87	E-mini S&P MidCap 400 Index	22,666,110	22,411,587	6/18/21	254,523	—
135	Euro STOXX 50 Index	6,120,439	5,969,949	6/18/21	150,490	—
40	FTSE 100 Index	3,683,341	3,700,667	6/18/21	—	(17,326)
17	Nikkei 225 Index (OSE)	4,480,108	4,424,164	6/10/21	55,944	—
					1,374,695	(45,164)
Total Futures Contracts					$1,374,695	$(278,780)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,740,252,191	$—	$—	$1,740,252,191
Preferred Stock	16,387,075	—	—	16,387,075
Money Market Fund	154,912,706	—	—	154,912,706
Total Investments	$1,911,551,972	$—	$—	$1,911,551,972
Derivatives:

Assets:
Futures Contracts	$1,374,695	$—	$—	$1,374,695
Liabilities:
Futures Contracts	$(278,780)	$—	$—	$(278,780)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Dividend Value Managed Volatility Fund–6